Combined Statements of Equity - USD ($) $ in Millions	Member's investment	Additional paid-in capital	Retained earnings (deficit)	Total
Beginning balance at Dec. 31, 2022	$ 1,750		$ (259)	$ 1,491
Net earnings (loss)			41	41
Stock-based compensation	19			19
Dividends paid to parent			(65)	(65)
Other	(3)			(3)
Ending balance at Dec. 31, 2023	1,766		(283)	1,483
Net earnings (loss)			54	54
Stock-based compensation	11			11
Contributions from (distributions to) former member			(150)	(150)
Other	1			1
Ending balance at Sep. 30, 2024	1,778		(379)	1,399
Beginning balance at Dec. 31, 2023	1,766		(283)	1,483
Net earnings (loss)			70	70
Stock-based compensation	13			13
Dividends paid to parent			(150)	(150)
Other	(2)			(2)
Ending balance at Dec. 31, 2024	1,777		(363)	1,414
Beginning balance at Jun. 30, 2024	1,774		(400)	1,374
Net earnings (loss)			21	21
Stock-based compensation	4			4
Ending balance at Sep. 30, 2024	1,778		(379)	1,399
Beginning balance at Dec. 31, 2024	1,777		(363)	1,414
Net earnings (loss)			(325)	(325)
Stock-based compensation	7	$ 2		9
Change in capitalization in connection with the Separation	(1,778)	2,058		280
Other	(6)			(6)
Ending balance at Sep. 30, 2025		2,060	(688)	1,372
Beginning balance at Jun. 30, 2025	1,778	0	(301)	1,477
Net earnings (loss)			(387)	(387)
Stock-based compensation		2		2
Change in capitalization in connection with the Separation	$ (1,778)	2,058		280
Ending balance at Sep. 30, 2025		$ 2,060	$ (688)	$ 1,372